UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08966
Name of Registrant: Legg Mason Growth Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2005
Date of reporting period: 06/30/2005

Item 1. Report to Shareholders.

Semi-Annual Report to Shareholders

Legg Mason
Growth Trust, Inc.

June 30, 2005

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Growth Trust’s semi-annual report for the six months ended June 30, 2005.

   The following table summarizes key statistics for the Fund, along with some comparative indices, as of June 30, 2005:

	Total ReturnsA

	6 Months	12 Months

Growth Trust
Primary Class	-7.30%	-2.92%
Financial Intermediary Class	-6.95%	-2.18%
Institutional Class	-6.81%	-1.94%
S&P 500 Stock Composite IndexB	-0.81%	+6.32%
Lipper Large-Cap Growth Funds IndexC	-1.28%	+3.82%

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

July 20, 2005

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. It is not possible to invest in an index.

C	An index comprised of the 30 largest funds in the Lipper universe of 711 large-cap growth funds.

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Growth Trust, Inc.

   As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary and Financial Intermediary class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2005, and held through June 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Primary Class:
Actual	$1,000.00	$927.00	$8.98
Hypothetical (5% return before expenses)	1,000.00	1,015.47	9.39

Financial Intermediary Class:
Actual	$1,000.00	$930.50	$5.50
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76

Institutional Class:
Actual	$1,000.00	$931.90	$4.07
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 1.88%, 1.15% and 0.85% for the Primary Class, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Growth Trust, Inc.

   The graphs on the following pages compare the Fund’s total returns to those of the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Financial Intermediary and Institutional Classes, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund’s return, so that they differ from actual year-to-year results.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	-2.92%	-2.92%
Five Years	+16.70%	+3.14%
Ten Years	+201.01%	+11.65%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	-2.18%	-2.18%
Life of Class*	+2.46%	+1.73%

* Inception date — January 29, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning January 31, 2004.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	-1.94%	-1.94%
Life of Class*	+1.47%	+1.11%

* Inception date — March 5, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning February 29, 2004.

Semi-Annual Report to Shareholders

Portfolio Composition (As of June 30, 2005)

(As a percentage of net assets)

Top Ten Holdings (As of June 30, 2005)

% of
Security	Net Assets

Amazon.com, Inc.	6.8%
Electronic Arts Inc. (EA)	5.4%
Nextel Communications, Inc.	5.4%
InterActiveCorp	5.3%
American International Group, Inc.	5.2%
Nokia Oyj - ADR	4.9%
Yahoo! Inc.	4.7%
Citigroup Inc.	4.7%
eBay Inc.	4.7%
Google Inc.	4.7%

Performance Information — Continued

Semi-Annual Report to Shareholders

Selected Portfolio Performance C

Strongest performers for the 2nd quarter 2005D

1.	Google Inc.	+63.0%
2.	Countrywide Financial Corporation	+19.5%
3.	Nextel Communications, Inc.	+13.7%
4.	Nokia Oyj - ADR	+10.9%
5.	Electronic Arts Inc. (EA)	+9.3%
6.	UnitedHealth Group Incorporated	+9.3%

Weakest performers for the 2nd quarter 2005D

1.	eBay Inc.	-11.4%
2.	QUALCOMM Inc.	-9.7%
3.	Morgan Stanley	-7.9%
4.	The Goldman Sachs Group, Inc.	-7.0%
5.	Accenture Ltd.	-6.1%

Portfolio Changes

Securities added during the 2nd quarter 2005	Securities sold during the 2nd quarter 2005

Aetna Inc.	McKesson Corporation
Caterpillar Inc.	Merrill Lynch & Co., Inc.
Dell Inc.	Vodafone Group plc - ADR
FedEx Corporation	WellPoint Inc.
Harley-Davidson, Inc.

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

D	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Growth Trust, Inc.

June 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.7%
Consumer Discretionary — 29.2%
Automobiles — 3.6%
Harley-Davidson, Inc.	415	$20,584

Hotels, Restaurants and Leisure — 3.5%
International Game Technology	700	19,705

Internet and Catalog Retail — 16.8%
Amazon.com, Inc.	1,175	38,869	A
eBay Inc.	802	26,487	A
InterActiveCorp	1,250	30,063	A

		95,419

Media — 5.3%
The DIRECTV Group, Inc.	1,335	20,693	A
XM Satellite Radio Holdings Inc.	282	9,495	A

		30,188

Financials — 17.1%
Capital Markets — 3.6%
Morgan Stanley	159	8,353
The Goldman Sachs Group, Inc.	117	11,937

		20,290

Diversified Financial Services — 4.7%
Citigroup Inc.	575	26,582

Insurance — 5.2%
American International Group, Inc.	510	29,631

Thrifts and Mortgage Finance — 3.6%
Countrywide Financial Corporation	540	20,849

Legg Mason Growth Trust, Inc. — Continued

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

	Shares/Par	Value

Health Care — 10.6%
Health Care Providers and Services — 7.1%
Aetna Inc.	245	$20,291
UnitedHealth Group Incorporated	385	20,074

		40,365

Pharmaceuticals — 3.5%
Pfizer Inc.	730	20,133

Industrials — 3.9%
Air Freight and Logistics — 1.9%
FedEx Corporation	135	10,937

Machinery — 2.0%
Caterpillar Inc.	120	11,437

Information Technology — 32.5%
Communications Equipment — 10.2%
Cisco Systems, Inc.	591	11,296	A
Nokia Oyj – ADR	1,690	28,122
QUALCOMM Inc.	555	18,320

		57,738

Computers and Peripherals — 2.0%
Dell Inc.	292	11,537	A

Internet Software and Services — 9.4%
Google Inc.	90	26,474	A
Yahoo! Inc.	779	26,975	A

		53,449

IT Services — 2.0%
Accenture Ltd.	490	11,108	A

Semi-Annual Report to Shareholders

	Shares/Par	Value

Information Technology — Continued
Software — 8.9%
Computer Associates International, Inc.	730	$20,060
Electronic Arts Inc. (EA)	545	30,853	A

		50,913

Telecommunication Services — 5.4%
Wireless Telecommunication Services — 5.4%
Nextel Communications, Inc.	950	30,694	A

Total Common Stock and Equity Interests (Identified Cost — $471,081)		561,559

Repurchase Agreements — 1.4%
Bank of America 3.35%, dated 6/30/05, to be repurchased at $4,031 on 7/1/05 (Collateral: $4,145 Fannie Mae discount notes, due 9/14/05, value $4,112)	$4,030	4,030
Goldman, Sachs & Company 3.37%, dated 6/30/05, to be repurchased at $4,031 on 7/1/05 (Collateral: $4,039 Freddie Mac mortgage-backed securities, 5.5%, due 1/1/35, value $4,129)	4,031	4,031

Total Repurchase Agreements (Identified Cost — $8,061)		8,061

Total Investments — 100.1% (Identified Cost — $479,142)		569,620
Other Assets Less Liabilities — (0.1)%		(627)

Net Assets — 100.0%		$568,993

See notes to financial statements.

A	Non-income producing.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Growth Trust, Inc.

June 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:

Investment securities at market value (Identified Cost — $471,081)		$561,559
Short-term securities at value (Identified Cost — $8,061)		8,061
Receivable for fund shares sold		813
Dividends and interest receivable		11

Total assets		570,444

Liabilities:

Payable for fund shares repurchased	$645
Accrued management fee	334
Accrued distribution fee	323
Accrued expenses	149

Total liabilities		1,451

Net Assets		$568,993

Net assets consist of:

Accumulated paid-in-capital applicable to:
12,734 Primary Class shares outstanding		$280,280
4,434 Financial Intermediary Class shares outstanding		120,508
3,095 Institutional Class shares outstanding		86,625
Undistributed net investment loss		(2,057)
Accumulated net realized loss on investments		(6,841)
Unrealized appreciation/(depreciation) of investments		90,478

Net Assets		$568,993

Net Asset Value Per Share:
Primary Class		$27.95

Financial Intermediary Class		$28.27

Institutional Class		$28.35

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Growth Trust, Inc.

For the Six Months Ended June 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:

Dividends	$1,585	A
Interest	180

Total income			$1,765

Expenses:

Investment advisory fee	1,585

Distribution and service fees:
Primary Class	1,780
Financial Intermediary Class	54
Audit and legal fees	38
Custodian fees	47
Directors’ fees and expenses	13
Registration fees	61
Reports to shareholders	46

Transfer agent and shareholder servicing expense:
Primary Class	125
Financial Intermediary Class	46
Institutional Class	9
Other expenses	44

	3,848
Less: Compensating balance credits	—	B
Fees waived	(26)

Total expenses, net of waivers			3,822

Net Investment Loss			(2,057)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	14,974
Change in unrealized appreciation/(depreciation) of investments	(38,313)

Net Realized and Unrealized Loss on Investments			(23,339)

Change in Net Assets Resulting From Operations			$(25,396)

A	Net of foreign taxes withheld of $77.

B	Amount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Growth Trust, Inc.

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/05	12/31/04

	(Unaudited)

Change in Net Assets:

Net investment loss	$(2,057)	$(4,055)

Net realized gain on investments	14,974	11,524

Change in unrealized appreciation/(depreciation) of investments	(38,313)	24,715

Change in net assets resulting from operations	(25,396)	32,184

Change in net assets from Fund share transactions:
Primary Class	(1,121)	23,700
Financial Intermediary Class	112,272	8,238
Institutional Class	54,635	31,965

Change in net assets	140,390	96,087

Net Assets:

Beginning of period	428,603	332,516

End of period	$568,993	$428,603

Undistributed net investment income/(loss)	$(2,057)	$—

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Growth Trust, Inc.

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004	2003	2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$30.15		$28.04	$17.17	$18.88		$20.21		$26.09

Investment operations:
Net investment loss	(.15)		(.32)	(.26)	(.11	) A	(.19	) A	(.26	) A
Net realized and unrealized
gain/(loss) on investments	(2.05)		2.43	11.13	(1.60)		(1.14)		(5.62)

Total from investment operations	(2.20)		2.11	10.87	(1.71)		(1.33)		(5.88)

Net asset value, end of period	$27.95		$30.15	$28.04	$17.17		$18.88		$20.21

Ratios/supplemental data:
Total return	(7.30	)%B	7.52%	63.31%	(9.06)%		(6.58)%		(22.54)%
Expenses to average net assets	1.88	%C	1.87%	1.88%	1.90	% A	1.90	% A	1.90	% A
Net investment income/(loss) to average net assets	(1.09	)%C	(1.18)%	(1.35)%	(.79	)% A	(.93	)% A	(.96	)% A
Portfolio turnover rate	16.3	%B	33.8%	49.5%	70.9%		63.4%		69.3%
Net assets, end of period (in thousands)	$355,892		$384,040	$332,516	$137,188		$134,641		$170,882

A	Net of fees waived by LMCM pursuant to a voluntary expense limitation of 1.90% through April 30, 2006. If no fees had been waived by LMCM, the annualized ratio of expenses to average net assets would have been as follows: for the years ended December 31, 2002, 2.06%; 2001, 1.97%; and 2000, 1.93%.

B	Not annualized.
C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	Six Months Ended		Period Ended
	June 30, 2005		December 31, 2004D

	(Unaudited)
Net asset value, beginning of period	$30.38		$27.59

Investment operations:
Net investment loss	(.02	)E	(.01)
Net realized and unrealized gain/(loss) on investments	(2.09)		2.80

Total from investment operations	(2.11)		2.79

Net asset value, end of period	$28.27		$30.38

Ratios/supplemental data:
Total return	(6.95	)%B	10.11	%B

Expenses to average net assets	1.15	%C,E	1.11	%C

Net investment income/(loss) to average net assets	(.49	)%C,E	(.07	)%C

Portfolio turnover rate	16.3	%B	33.8	%B

Net assets, end of period (in thousands)	$125,355		$9,599

D	For the period from January 29, 2004 (commencement of operations of the Financial Intermediary Class) to December 31, 2004.

E	Net of fees waived by LMCM pursuant to a voluntary expense limitation of 1.15% through April 30, 2006. If no fees had been waived by LMCM, the annualized ratio of expenses to average net assets would have been 1.27% for the six months ended June 30, 2005.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months Ended		Period Ended
	June 30, 2005		December 31, 2004F

	(Unaudited)
Net asset value, beginning of period	$30.42		$27.94

Investment operations:
Net investment income	—		.02
Net realized and unrealized gain/(loss) on investments	(2.07)		2.46

Total from investment operations	(2.07)		2.48

Net asset value, end of period	$28.35		$30.42

Ratios/supplemental data:
Total return	(6.81	)%B	8.88	%B

Expenses to average net assets	.85	%C	.82	%C

Net investment income/(loss) to average net assets	(.03	)%C	.42	%C

Portfolio turnover rate	16.3	%B	33.8	%B

Net assets, end of period (in thousands)	$87,746		$34,964

F	For the period March 4, 2004 (commencement of operations of the Institutional Class) to December 31, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Growth Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

   The Legg Mason Growth Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940 as amended (“1940 Act”), as an open-end, non-diversified investment company.
   Growth Trust offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary and Financial Intermediary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders

   For the six months ended June 30, 2005, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$231,878	$73,086

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended June 30, 2005, the Fund earned compensating balance credits of less than $1.

Commission Recapture

   The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended June 30, 2005, the Fund received no commission rebates.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

   The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

Semi-Annual Report to Shareholders

3. Transactions With Affiliates:

   The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to its agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.
   The following chart summarizes the management fees for the Fund:

Management	Asset
Fee	Breakpoint

0.70%	$0 - $2 billion
0.65%	in excess of $2 billion
   On April 1, 2005, LMCM replaced Legg Mason Fund Management (“LMFM”) as Investment Manager of the Fund. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the Fund as employees of LMFM continue to do so as employees of LMCM. The compensation arrangements between the Fund and LMCM are identical to the previous arrangements between the Fund and LMFM.

   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at a rate of 0.05% of the average daily net assets of the Fund.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as the Fund’s distributor. Legg Mason receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee

Primary Class	0.75%	0.25%
Financial Intermediary Class	N/A	0.25%

   During the six months ended June 30, 2005, the Fund paid $1 in brokerage commissions to Legg Mason for Fund security transactions.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

   LMCM and Legg Mason currently intend to voluntarily waive fees or reimburse expenses in any month to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of average daily net assets specified above. These voluntary waivers are currently expected to continue until April 30, 2006, but may be terminated at any time. For the six months ended June 30, 2005, $26 of fees were waived.

   The following chart summarizes the expense limitations for the Fund:

Expense
Class	Limitation

Primary	1.90%
Financial Intermediary	1.15%
Institutional	0.90%
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $40 for the six months ended June 30, 2005.

   LMCM, LMFA, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

   Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

4. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2005.

Semi-Annual Report to Shareholders

5. Fund Share Transactions:

   At June 30, 2005, there were 100,000 shares authorized at $.001 par value for each of the Primary, Financial Intermediary and Institutional Classes of the Fund. Share transactions were as follows:

			Financial		Institutional
	Primary Class		Intermediary Class		Class

	Six Months	Year	Six Months	Period	Six Months	Period
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/05	12/31/04	6/30/05	12/31/04A	6/30/05	12/31/04B

Shares
Sold	2,112	4,996	4,287	377	2,064	1,192
Repurchased	(2,117)	(4,114)	(169)	(61)	(118)	(43)

Net Change	(5)	882	4,118	316	1,946	1,149

Amount
Sold	$58,107	$136,106	$117,018	$9,904	$57,867	$33,117
Repurchased	(59,228)	(112,406)	(4,746)	(1,666)	(3,232)	(1,152)

Net Change	$(1,121)	$23,700	$112,272	$8,238	$54,635	$31,965

A	For the period January 29, 2004 (commencement of operations of the Financial Intermediary Class) to December 31, 2004.

B	For the period March 4, 2004 (commencement of operations of the Institutional Class) to December 31, 2004.

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc. Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Money Market Funds
Cash Reserve Trust
Tax-Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Legg Mason fund, call your Legg Mason Financial Advisor, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-222

Item 2. Code of Ethics.
     Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
     Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.
     Item 11. Controls and Procedures.
     (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) (1) Not applicable for semi-annual reports.
     (a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.
     (b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Growth Trust, Inc. Date: August 24, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Growth Trust, Inc. Date: August 24, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski Treasurer, Legg Mason Growth Trust, Inc. Date: August 24, 2005